Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation	$ 451,884	$ 778,117	$ 467,929